INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
Balance at beginning of the year	R$ 373,710	R$ 415,159	R$ 509,760
Acquisition	168,036	127,195	189,382
Disposals	(12,499)	(1,336)
Amortization	(170,254)	(166,155)	(265,144)
Foreign exchange effect	41,574	(1,153)	(18,839)
Balance at end of the year	R$ 400,567	R$ 373,710	R$ 415,159
Maximum
INTANGIBLE ASSETS
Estimated useful lives	7 years	7 years	7 years